Furniture and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Abstract]
Purchased furniture and equipment	$ 422	$ 1,795